Note 11 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Table [Text Block]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]

	Successor			Predecessor
(in millions)	For the Year Ended December 31, 2015	For the Year Ended December 31, 2014	For the Four Months Ended December 31, 2013	For the Eight Months Ended August 31, 2013
Net gain (loss) from derivatives not designated as hedging instruments	$14	$10	$(14)	$2